Working Capital Facilities (Tables)	12 Months Ended
Sep. 30, 2025
Working Capital Facilities
Schedule of Revolving Credit Facility

	September 30, 2025	September 30, 2024
Opening balance	16,283	11,821
Exchange difference	(12)	20
Payments made during the year	(77,895)	(47,805)
Loan fees (net of amortization: $104)	(461)	—
Cash drawn during the year	79,757	52,247
Closing balance	17,672	16,283

Schedule of amount drawn under Revolving Credit Facility

As of September 30, 2025, the Company has drawn the following amount:

	September 30,
	2025	2024
Opening balance	—	—
Loan amount withdrawn during the year	4,373	—
Debt issuance cost	(1,309)	—
Loan fees	472	—
Payments made during the year	—	—
Closing balance	3,536	—

Schedule of Promissory Note

	September 30,
	2025	2024
Promissory note opening balance	519	1,026
Finance costs	14	37
Repayment of Promissory note(i)	(533)	(507)
Repayment of Promissory note(i)	—	(37)
	—	$519

i.	On February 16, 2024, the Executive Chairman and Chief Executive Officer both exercised options of the Company. A sum of $507 from the promissory note was utilized to cover portion of the options' purchase price. The remaining balance of the promissory note, amounting to $519, was then substituted with a new promissory note on February 28, 2024, carrying a 14% interest rate and paid off in the month of December 2024.